SUPPLEMENT DATED JUNE 30, 2023
TO THE PROSPECTUS DATED MAY 1, 2023

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
Fixed and Variable Deferred Annuity Contracts
Portfolio Director
®
Series 1.80 to 12.80

This supplement updates certain information in the most recent prospectus (the “Prospectus”). You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.
In the “
Fee Tables
” section, footnotes 4 and 5 are deleted and replaced as follows:
(4) The Funds with the lowest total annual fund operating expenses are the Goldman Sachs VIT Government Money Market Fund and the Vanguard Long-Term Treasury Fund.
(5) The Funds with the highest total annual fund operating expenses are the American Beacon Bridgeway Large Cap Growth Fund and the Invesco Balanced-Risk Commodity Strategy Fund.
The following hereby amends the current expenses and performance information in “
Appendix A — Funds Available Under the Contract
” for the following Funds:

Fund – Share Class Adviser/Sub-Adviser	Current Expenses	Platform Charge	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
				1 Year	5 Year	10 Year (or life of fund)

American Beacon Bridgeway Large Cap Growth Fund 3, 5 – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Bridgeway Capital Management, LLC	1.12%	None	1.12%	-25.44%	8.08%	12.74%*

Vanguard Long-Term Treasury Fund 3 – Investor Shares Adviser: Vanguard	0.21%	None	0.21%	-29.58%	-2.34%	0.46%
* Average Annual Total Returns is since inception of the Fund.
3
A Public Fund. If your Contract is a
tax-deferred
nonqualified annuity that is not part of your employer’s retirement plan, the Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract.
5
This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.
You should read the Fund prospectus for more detailed information about the Fund. The Fund prospectus may be obtained by vising our website at
https://www.corebridgefinancial.com/rs/prospectus-and-reports/annuities or by calling us at
1-800-448-2542.
Please keep this supplement with your Prospectus.